UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Vincent P. Corti

The Investment Company of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Investment Company of America® Investment portfolio March 31, 2013 unaudited

Common stocks 92.32%
		Value
Energy 12.63%	Shares	(000)

Apache Corp.	4,870,000	$ 375,769
Baker Hughes Inc.	13,871,000	643,753
BP PLC	136,457,810	953,498
BP PLC (ADR)	620,500	26,278
Canadian Natural Resources, Ltd.	4,165,000	133,498
Chevron Corp.	5,741,000	682,146
ConocoPhillips	13,425,000	806,842
Devon Energy Corp.	4,305,000	242,888
Eni SpA	6,348,000	142,628
EOG Resources, Inc.	4,232,200	542,018
Halliburton Co.	8,870,000	358,437
Kinder Morgan, Inc.	5,700,000	220,476
Royal Dutch Shell PLC, Class A (ADR)	10,423,700	679,208
Royal Dutch Shell PLC, Class B	11,475,458	380,960
Royal Dutch Shell PLC, Class B (ADR)	2,975,498	198,823
Schlumberger Ltd.	15,364,999	1,150,685
TOTAL SA	1,467,770	70,274
		7,608,181

Materials 3.45%

ArcelorMittal	7,540,000	97,123
Barrick Gold Corp.	2,489,100	73,180
Dow Chemical Co.	35,637,000	1,134,682
International Flavors & Fragrances Inc.	3,006,500	230,508
POSCO	273,000	79,991
Praxair, Inc.	3,439,500	383,642
United States Steel Corp.	4,160,000	81,120
		2,080,246

Industrials 10.13%

CSX Corp.	35,337,748	870,369
Danaher Corp.	3,800,000	236,170
Emerson Electric Co.	2,130,000	119,003
European Aeronautic Defence and Space Co. EADS NV	2,235,000	113,725
General Dynamics Corp.	15,027,800	1,059,610
General Electric Co.	21,875,000	505,750
Illinois Tool Works Inc.	6,400,000	390,016
Lockheed Martin Corp.	2,290,820	221,110
Masco Corp.	10,450,000	211,612
R.R. Donnelley & Sons Co.[1]	10,135,000	122,127
Textron Inc.	6,097,501	181,767
Union Pacific Corp.	3,193,900	454,843
United Continental Holdings, Inc.[2]	8,450,000	270,484
United Parcel Service, Inc., Class B	5,365,000	460,853
United Technologies Corp.	4,161,852	388,842
Waste Management, Inc.	12,654,500	496,183
		6,102,464

Consumer discretionary 11.86%

Amazon.com, Inc.[2]	2,525,000	672,887
Comcast Corp., Class A	9,273,400	389,576
Comcast Corp., Class A, special nonvoting shares	7,000,000	277,340
Daimler AG	960,000	52,226
DIRECTV[2]	2,500,000	141,525
Ford Motor Co.	9,500,000	124,925
General Motors Co.[2]	35,490,500	987,346
Home Depot, Inc.	18,420,000	1,285,348
Johnson Controls, Inc.	17,948,400	629,450
Kohl’s Corp.	4,494,000	207,308
Las Vegas Sands Corp.	3,430,000	193,280
News Corp., Class A	11,690,000	356,779
NIKE, Inc., Class B	7,156,200	422,287
Nissan Motor Co., Ltd.	18,365,000	176,530
Nordstrom, Inc.	1,500,000	82,845
Time Warner Cable Inc.	4,362,727	419,084
Time Warner Inc.	8,104,000	466,952
WPP PLC	2,800,000	44,626
Wynn Resorts, Ltd.	1,735,000	217,153
		7,147,467

Consumer staples 11.55%

Altria Group, Inc.	34,945,000	1,201,759
Anheuser-Busch InBev NV	867,389	85,881
Avon Products, Inc.	3,000,000	62,190
Coca-Cola Co.	13,606,600	550,251
ConAgra Foods, Inc.	5,521,100	197,711
CVS/Caremark Corp.	10,450,000	574,645
Danone SA	750,000	52,178
General Mills, Inc.	3,920,000	193,295
Kellogg Co.	3,903,268	251,488
Kimberly-Clark Corp.	1,500,000	146,970
Kraft Foods Group, Inc.	6,124,722	315,607
Lorillard, Inc.	5,959,000	240,446
Mondelez International, Inc.	11,825,000	361,963
PepsiCo, Inc.	5,220,000	412,954
Philip Morris International Inc.	24,304,572	2,253,277
Reynolds American Inc.	1,333,332	59,320
		6,959,935

Health care 12.46%

Abbott Laboratories	6,635,000	234,348
AbbVie Inc.	27,391,338	1,117,019
Aetna Inc.	10,013,000	511,865
Alexion Pharmaceuticals, Inc.[2]	2,350,000	216,529
Allergan, Inc.	1,690,000	188,655
Amgen Inc.	16,779,503	1,720,067
Bayer AG	1,831,500	188,898
Express Scripts Holding Co.[2]	1,250,000	72,063
Gilead Sciences, Inc.[2]	35,880,000	1,755,608
GlaxoSmithKline PLC	6,000,000	140,251
Johnson & Johnson	600,000	48,918
Medtronic, Inc.	3,562,500	167,295
Merck & Co., Inc.	2,800,000	123,844
Novartis AG	5,199,000	369,187
Novartis AG (ADR)	921,556	65,652
St. Jude Medical, Inc.	5,957,479	240,920
UnitedHealth Group Inc.	6,056,287	346,480
		7,507,599

Financials 3.13%

Capital One Financial Corp.	7,250,000	398,387
Citigroup Inc.	4,950,000	218,988
Credit Suisse Group AG	8,072,364	211,699
HSBC Holdings PLC (ADR)	1,529,416	81,579
HSBC Holdings PLC (Hong Kong)	5,295,200	55,936
HSBC Holdings PLC (United Kingdom)	4,869,240	51,971
JPMorgan Chase & Co.	8,080,000	383,477
Prudential Financial, Inc.	3,240,000	191,128
Société Générale[2]	3,432,877	112,770
U.S. Bancorp	2,035,000	69,048
Wells Fargo & Co.	3,000,000	110,970
		1,885,953

Information technology 13.60%

Accenture PLC, Class A	2,850,000	216,514
Adobe Systems Inc.[2]	3,130,000	136,186
Apple Inc.	1,225,000	542,222
Automatic Data Processing, Inc.	4,023,043	261,578
Broadcom Corp., Class A	2,200,000	76,274
Corning Inc.	4,250,000	56,652
Flextronics International Ltd.[2]	7,500,000	50,700
Google Inc., Class A2	623,700	495,237
Hewlett-Packard Co.	38,800,000	924,992
Intel Corp.	11,840,000	258,704
International Business Machines Corp.	1,534,741	327,360
KLA-Tencor Corp.	6,276,900	331,044
Linear Technology Corp.	4,100,000	157,317
Maxim Integrated Products, Inc.	2,757,700	90,039
Microsoft Corp.	58,552,100	1,675,176
Nokia Corp.	13,125,000	42,460
Nokia Corp. (ADR)	1,652,400	5,420
Oracle Corp.	34,835,000	1,126,564
Samsung Electronics Co. Ltd.	288,000	395,269
Texas Instruments Inc.	24,825,000	880,791
Xilinx, Inc.	3,754,500	143,309
		8,193,808

Telecommunication services 6.50%

AT&T Inc.	30,250,000	1,109,872
CenturyLink, Inc.	21,171,000	743,737
Sprint Nextel Corp., Series 1[2]	105,000,000	652,050
Verizon Communications Inc.	23,024,600	1,131,659
Vodafone Group PLC	93,800,000	265,933
Vodafone Group PLC (ADR)	560,000	15,910
		3,919,161

Utilities 2.57%

Dominion Resources, Inc.	9,403,824	547,115
Exelon Corp.	10,137,300	349,534
FirstEnergy Corp.	4,716,650	199,043
GDF SUEZ	10,085,861	194,164
NextEra Energy, Inc.	300,000	23,304
PG&E Corp.	2,225,000	99,079
Public Service Enterprise Group Inc.	4,000,000	137,360
		1,549,599

Miscellaneous 4.44%

Other common stocks in initial period of acquisition		2,678,330
Total common stocks (cost: $38,008,479,000)		55,632,743

Convertible securities 0.73%
	Shares or
Materials 0.08%	principal amount

ArcelorMittal 5.00% convertible debenture 2014	$48,620,000	50,018
Consumer discretionary 0.65%

General Motors Co., Series B, 4.75% convertible preferred 2013	9,060,850	389,073
Total convertible securities (cost: $477,515,000)		439,091

Bonds & notes 0.57%
	Principal amount
Financials 0.12%	(000)

JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[3]	$ 62,936	72,413
Telecommunication services 0.45%

Sprint Capital Corp. 6.90% 2019	17,200	18,963
Sprint Nextel Corp. 11.50% 2021	101,775	142,867
Sprint Nextel Corp. 8.375% 2017	7,825	9,145
Sprint Nextel Corp. 9.125% 2017	83,400	99,038
		270,013

Total bonds & notes (cost: $271,178,000)		342,426

Short-term securities 7.56%

Bank of Nova Scotia 0.12%–0.125% due 4/1/2013	262,500	262,499
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.16% due 4/1/2013	131,900	131,899
Chariot Funding, LLC 0.19% due 5/3/2013[4]	19,750	19,748
Coca-Cola Co. 0.14%–0.15% due 5/21–6/18/2013[4]	105,000	104,977
Deutsche Bank Financial LLC 0.17% due 4/1/2013	100,000	99,999
Fannie Mae 0.12%–0.18% due 4/1–12/19/2013	863,661	863,381
Federal Farm Credit Banks 0.15%–0.22% due 4/18–11/21/2013	652,000	651,663
Federal Home Loan Bank 0.03%–0.22% due 4/1–9/12/2013	737,900	737,729
Freddie Mac 0.10%–0.22% due 4/1/2013–2/28/2014	368,705	368,561
General Electric Capital Corp. 0.07% due 4/1/2013	40,000	40,000
Honeywell International Inc. 0.16% due 6/25/2013[4]	22,300	22,292
John Deere Credit Ltd. 0.15% due 4/12/2013[4]	25,000	24,999
Jupiter Securitization Co., LLC 0.17%–0.19% due 4/24–5/28/2013[4]	93,100	93,081
Mitsubishi UFJ Trust and Banking Corp. 0.14% due 4/1/2013[4]	75,000	75,000
National Rural Utilities Cooperative Finance Corp. 0.11% due 4/2/2013	50,000	50,000
Paccar Financial Corp. 0.10% due 4/23/2013	35,300	35,298
Private Export Funding Corp. 0.17%–0.26% due 6/18–7/16/2013[4]	38,100	38,081
Procter & Gamble Co. 0.14% due 6/10/2013[4]	30,000	29,996
Sumitomo Mitsui Banking Corp. 0.15%–0.16% due 4/1/2013[4]	199,400	199,399
U.S. Bank, N.A. 0.07% due 4/1/2013	50,000	50,000
U.S. Treasury Bills 0.10%–0.193% due 4/11–9/19/2013	509,900	509,785
Variable Funding Capital Company LLC 0.14%–0.15% due 4/1–4/25/2013[4]	26,700	26,700
Wal-Mart Stores, Inc. 0.09% due 4/1/2013[4]	85,000	85,000
Wells Fargo & Co. 0.17% due 6/10/2013	35,000	34,985

Total short-term securities (cost $4,554,649,000)		4,555,072
Total investment securities (cost: $43,311,821,000)		60,969,332
Other assets less liabilities		(708,301)
Net assets		$60,261,031

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2013, appear below.

						Value
						of affiliates
					Dividend income	at 3/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

R.R. Donnelley & Sons Co.	10,135,000	—	—	10,135,000	$ 2,635	$ 122,127
Masco Corp.[5]	22,329,069	—	11,879,069	10,450,000	1,675	—
					$4,310	$122,127

1Represents an affiliated company as defined under the Investment Company Act of 1940.

2Security did not produce income during the last 12 months.

3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $719,273,000, which represented 1.19% of the net assets of the fund.

5Unaffiliated issuer at 3/31/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2013 (dollars in thousands):

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Energy	$ 7,608,181	$ —	$—	$ 7,608,181
Materials	2,080,246	—	—	2,080,246
Industrials	6,102,464	—	—	6,102,464
Consumer discretionary	7,147,467	—	—	7,147,467
Consumer staples	6,959,935	—	—	6,959,935
Health care	7,507,599	—	—	7,507,599
Financials	1,885,953	—	—	1,885,953
Information technology	8,193,808	—	—	8,193,808
Telecommunication services	3,919,161	—	—	3,919,161
Utilities	1,549,599	—	—	1,549,599
Miscellaneous	2,678,330	—	—	2,678,330
Convertible securities	389,073	50,018	—	439,091
Bonds & notes	—	342,426	—	342,426
Short-term securities	—	4,555,072	—	4,555,072
Total	$56,021,816	$4,947,516	$—	$60,969,332

*Securities with a market value of $5,132,181,000, which represented 8.52% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$19,023,403
Gross unrealized depreciation on investment securities	(1,367,898)
Net unrealized appreciation on investment securities	17,655,505
Cost of investment securities for federal income tax purposes	43,313,827

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-004-0513O-S32802

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 29, 2013

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: May 29, 2013